Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.2%

Security	Principal Amount* (000's omitted)		Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		5,900	$ 5,899,782
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		3,000	3,001,071
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)		1,165	960,452
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		1,024	850,559
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)		1,730	1,721,948
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		3,088	2,131,701
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)		1,063	882,604
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)		2,375	2,289,918
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		346	221,487
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)		302	284,328
Series 2018-1A, Class B, 2.00%, 6/22/43(1)		851	671,426
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		432	406,508
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,776	1,567,265
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		1,205	1,072,496
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		661	580,722
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		760	649,496
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		944	758,674
Series 2021-1A, Class B, 2.05%, 12/20/46(1)		578	445,379
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		407	316,848
Series 2021-2A, Class A, 1.64%, 4/22/47(1)		1,397	1,149,817
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)		183	179,646
Series 2017-2A, Class A, 3.82%, 6/22/43(1)		24	22,810
Ramsgate DC Holdings U.K. 1 SARL, Series 1A, Class A, 5.483%, 2/28/56(1)(2)	GBP	1,913	2,520,850
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)		417	402,194
Series 2019-AA, Class C, 5.32%, 6/20/46(1)		819	741,412
Series 2021-B, Class B, 2.01%, 7/20/48(1)		2,460	1,899,191
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		4,826	4,113,067
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		2,037	1,553,972
Series 2021-A, Class B, 3.15%, 2/20/48(1)		3,369	1,734,967
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,878	1,647,295
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		5,637	5,054,936
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		1,268	1,145,950
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		6,337	5,797,655
Security	Principal Amount* (000's omitted)		Value
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		2,619	$ 2,523,335
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		4,192	3,860,414
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		1,347	1,303,366
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/27(1)		2,435	2,438,697
Tesla Lease Electric Vehicle Securitization LLC:
Series 2025-A, Class A2, 4.14%, 6/20/28(1)		5,948	5,938,849
Series 2025-A, Class A3, 4.27%, 11/20/28(1)		2,690	2,681,657
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)		6,000	6,027,604
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	4,379	5,005,416
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	2,681	3,600,434
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)		1,167	1,143,058
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		3,996	3,732,242
Total Asset-Backed Securities (identified cost $99,376,237)			$90,931,498

Commercial Mortgage-Backed Securities — 12.8%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.125%, (1 mo. SOFR + 1.50%), 11/15/42(1)(3)	$4,330	$ 4,345,568
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	4,160	3,933,099
Series KG04, Class A2, 1.487%, 11/25/30	20,000	17,656,514
Series KG08, Class A2, 4.134%, 5/25/33(4)	19,846	19,362,514
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(4)	4,569	4,495,494
Series 2018-M4, Class A2, 3.169%, 3/25/28(4)	7,884	7,728,836
Series 2018-M13, Class A2, 3.893%, 9/25/30(4)	4,583	4,471,868
Series 2019-M1, Class A2, 3.679%, 9/25/28(4)	17,123	16,853,301
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,675	5,382,359
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,379,568
Wells Fargo Commercial Mortgage Trust:
Series 2025-609M, Class A, 5.168%, (1 mo. SOFR + 1.542%), 8/15/42(1)(3)	6,550	6,567,294
Series 2025-1918, Class A, 5.761%, 9/15/40(1)(4)	3,775	3,726,258
Series 2026-1250B, Class A, 4.833%, 3/10/41(1)(4)	2,536	2,504,917
Total Commercial Mortgage-Backed Securities (identified cost $105,868,050)		$104,407,590

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 43.9%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.8%
Comcast Corp., 4.65%, 2/15/33		6,000	$ 5,865,822
NBN Co. Ltd., 4.375%, 3/15/33(5)	EUR	3,500	4,228,458
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)		3,710	3,528,791
Telefonica Emisiones SA, 4.183%, 11/21/33(5)	EUR	1,300	1,521,406
Verizon Communications, Inc.:
1.50%, 9/18/30		12,084	10,643,079
5.50%, 2/23/54(6)		5,200	4,909,634
			$ 30,697,190
Consumer, Cyclical — 3.0%
Ford Motor Co., 3.25%, 2/12/32		11,521	$10,158,650
General Motors Co., 5.40%, 10/15/29		10,299	10,486,210
Stellantis NV, 3.75%, 3/19/36(5)(6)	EUR	3,800	3,923,144
			$24,568,004
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$2,902,997
Conservation Fund, 3.474%, 12/15/29		2,345	2,225,294
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,197,683
PepsiCo, Inc.:
2.875%, 10/15/49		1,145	748,609
3.90%, 7/18/32		800	773,729
			$7,848,312
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$120,608
6.45%, 3/5/34(1)		855	472,922
6.95%, 3/5/54(1)		800	434,000
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,845,973
			$3,873,503
Financial — 13.7%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$5,819,343
AXA SA, 1.375% to 4/7/31, 10/7/41(5)(7)	EUR	5,745	5,914,972
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(5)(7)	EUR	4,600	5,011,970
BNP Paribas SA, 0.375% to 10/14/26, 10/14/27(5)(7)	EUR	7,700	8,743,111
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(7)	EUR	2,100	2,452,871
Danske Bank AS, 3.75% to 11/19/31, 11/19/36(5)(7)	EUR	2,100	2,399,143
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	6,765,420
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(7)		6,550	6,487,458
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)		1,160	1,165,360
6.375%, 7/1/34		4,254	4,340,548
8.00% to 3/1/31, 6/1/56(7)		2,825	2,994,537
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Healthpeak OP LLC, 2.125%, 12/1/28		6,600	$ 6,223,934
ING Bank NV, 4.711%, 7/7/31(1)(8)		2,000	1,995,539
ING Groep NV, 0.875% to 3/9/27, 6/9/32(5)(7)	EUR	5,600	6,283,196
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(7)	GBP	4,400	5,998,782
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(7)		8,560	8,602,016
Kimco Realty OP LLC, 2.70%, 10/1/30		3,100	2,880,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(7)	EUR	3,300	3,406,094
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	7,000	7,677,393
Prologis LP, 1.25%, 10/15/30		1,477	1,284,424
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,878,366
Royal Bank of Canada, 1.15%, 7/14/26		2,060	2,057,836
Svenska Handelsbanken AB, 3.625% to 11/4/31, 11/4/36(5)(7)	EUR	2,100	2,385,692
Toronto-Dominion Bank, 5.264%, 12/11/26		2,865	2,878,058
Vonovia SE, 2.375%, 3/25/32(5)	EUR	2,300	2,464,520
Welltower OP LLC, 2.70%, 2/15/27		1,320	1,307,402
			$111,418,184
Government — 0.1%
International Bank for Reconstruction & Development, 2.41% to 11/2/29, 11/2/40(2)		660	$669,121
			$669,121
Government - Multinational — 3.6%
Asian Development Bank:
2.375%, 8/10/27		4,000	$3,924,526
3.125%, 9/26/28		800	782,823
European Investment Bank, 2.375%, 5/24/27		9,028	8,892,561
International Bank for Reconstruction & Development:
4.125%, 3/20/30(6)		11,880	11,850,282
6.875%, 2/9/29	MXN	70,000	3,942,736
			$29,392,928
Industrial — 3.6%
Jabil, Inc., 4.25%, 5/15/27		8,320	$8,313,018
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,800	4,270,127
Owens Corning, 3.95%, 8/15/29		4,327	4,240,461
Smurfit Kappa Treasury ULC, 5.438%, 4/3/34		7,400	7,528,824
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,269,879
2.25%, 1/30/31(6)		1,921	1,731,340
			$29,353,649
Technology — 3.3%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,392,884
Intel Corp., 4.15%, 8/5/32		4,000	3,837,240

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,400	$ 5,743,425
3.40%, 5/1/30		2,861	2,725,767
			$ 26,699,316
Utilities — 11.4%
AES Corp., 2.45%, 1/15/31		6,727	$ 6,003,366
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.625%, 2/15/32(5)	EUR	2,750	3,199,222
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,106,127
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,600	4,541,584
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(5)	EUR	800	923,470
ENEL Finance International NV:
1.625%, 7/12/26(1)		2,224	2,221,869
4.625%, 6/15/27(1)		6,710	6,720,867
5.00%, 6/15/32(1)		2,692	2,688,027
Engie SA, 4.75% to 3/14/30(5)(7)(9)	EUR	2,200	2,587,422
Eurogrid GmbH, 3.279%, 9/5/31(5)	EUR	700	795,832
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(5)(7)(9)	EUR	2,500	2,698,337
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,954	10,721,002
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,078,137
3.65%, 8/1/48		4,740	3,527,484
4.25%, 7/15/49		4,190	3,417,107
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		17,005	16,181,128
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,532	1,380,799
Northern States Power Co., 2.60%, 6/1/51		3,918	2,389,250
NSTAR Electric Co., 3.25%, 5/15/29		4,130	3,992,240
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,650	1,616,441
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,366,949
4.10%, 6/15/48		1,030	824,826
SSE PLC, 3.50%, 3/18/32(5)	EUR	1,450	1,663,186
TenneT Holding BV, 4.625% to 3/21/29(5)(7)(9)	EUR	2,140	2,488,392
Tucson Electric Power Co., 1.50%, 8/1/30		3,410	3,010,604
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)		2,765	2,966,148
			$93,109,816
Total Corporate Bonds (identified cost $372,389,259)			$357,630,023

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(10)	$979	$ 970,609
Total High Social Impact Investments (identified cost $979,002)		$ 970,609

Preferred Stocks — 1.0%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,557,299
		$ 4,557,299
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,195,080
Series A2, 6.375%	169,100	2,445,186
		$ 3,640,266
Total Preferred Stocks (identified cost $14,459,994)		$ 8,197,565

Sovereign Government Bonds — 10.0%

Security	Principal Amount* (000’s omitted)		Value
Australia — 0.6%
Queensland Treasury Corp., 5.00%, 3/10/36(5)	AUD	7,000	$ 4,737,890
			$ 4,737,890
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34		11,000	$ 11,279,259
			$ 11,279,259
Chile — 0.3%
Chile Government International Bonds:
0.83%, 7/2/31	EUR	1,049	$ 1,056,793
2.55%, 1/27/32		1,500	1,336,500
			$2,393,293
Finland — 0.5%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)		4,500	$4,417,710
			$4,417,710
Germany — 4.4%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 2/15/35(5)	EUR	7,500	$8,373,363

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Germany (continued)
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		5,023	$ 4,987,246
4.375%, 2/28/34		22,413	22,460,079
			$ 35,820,688
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(5)		1,576	$ 1,686,332
			$ 1,686,332
Norway — 0.6%
Kommunalbanken AS, 5.25%, 4/18/34	AUD	7,000	$4,868,017
			$4,868,017
Romania — 0.2%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	1,428	$1,649,039
			$1,649,039
South Korea — 1.3%
Export-Import Bank of Korea:
3.75%, 1/13/29		9,393	$9,272,113
5.125%, 1/11/33		1,429	1,480,370
			$10,752,483
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)		4,000	$4,038,171
			$4,038,171
Total Sovereign Government Bonds (identified cost $81,038,395)			$81,642,882

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,559,277
		$ 6,559,277
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,391,838
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	80	81,059
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	568,458
Green Bonds, 2.184%, 9/1/31	500	449,791
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.264%, 9/1/32	$445	$ 392,979
Green Bonds, 2.344%, 9/1/33	1,445	1,253,898
		$ 4,138,023
Total Taxable Municipal Obligations (identified cost $13,347,648)		$ 10,697,300

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$1,929	$ 1,838,444
2.36%, 10/15/29	1,249	1,202,776
3.52%, 9/20/32	1,696	1,633,347
Total U.S. Government Agencies and Instrumentalities (identified cost $4,874,474)		$ 4,674,567

U.S. Government Agency Mortgage-Backed Securities — 16.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/53	$16,680	$ 16,110,993
5.00%, with various maturities to 2055	33,782	33,322,572
5.50%, with various maturities to 2054	33,061	33,327,342
Federal National Mortgage Association:
4.00%, with various maturities to 2055	27,342	25,573,134
2.68%, 7/1/26	1,809	1,804,496
5.00%, with various maturities to 2055	10,660	10,534,911
5.50%, with various maturities to 2055	16,248	16,358,161
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $136,961,269)		$137,031,609

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Affiliated Fund — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(12)	4,286,533	$ 4,286,533
Total Affiliated Fund (identified cost $4,286,533)		$ 4,286,533
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(13)	11,571,513	$ 11,571,513
Total Securities Lending Collateral (identified cost $11,571,513)		$ 11,571,513
Total Short-Term Investments (identified cost $15,858,046)		$ 15,858,046
Total Investments — 99.7% (identified cost $845,152,374)		$812,041,689
Other Assets, Less Liabilities — 0.3%		$ 2,523,347
Net Assets — 100.0%		$814,565,036

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $163,043,294 or 20.0% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $88,199,354 or 10.7% of the Fund's net assets.
(6)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $15,823,268 and the total market value of the collateral received by the Fund was $16,490,870, comprised of cash of $11,571,513 and U.S. government and/or agencies securities of $4,919,357.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued, variable rate security whose interest rate will be determined after June 30, 2026.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Restricted security. Total market value of restricted securities amounts to $970,609, which represents 0.1% of the net assets of the Fund as of June 30, 2026.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(13)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	68.9%
Germany	5.2
Luxembourg	3.1
Other (less than 3.0% each)	22.8
Total	100.0%

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	156,647	USD	112,877	State Street Bank and Trust Company	9/16/26	$ —	$(2,053)
EUR	1,676,318	USD	1,953,139	State Street Bank and Trust Company	9/16/26	—	(31,720)
USD	9,797,705	AUD	14,029,189	UBS AG	9/16/26	97,744	—
USD	13,441	EUR	11,731	Credit Agricole Corporate and Investment Bank	9/16/26	—	(5)
USD	98,402,172	EUR	84,695,115	JPMorgan Chase Bank, N.A.	9/16/26	1,323,449	—
USD	121,565	EUR	104,500	UBS AG	9/16/26	1,785	—
USD	16,100,057	GBP	12,000,798	Citibank, N.A.	9/16/26	181,682	—
						$1,604,660	$(33,778)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	284	Long	9/30/26	$58,541,719	$(84,574)
U.S. 5-Year Treasury Note	57	Long	9/30/26	6,101,671	3,236
U.S. 10-Year Treasury Note	221	Long	9/21/26	24,285,828	83,360
U.S. Long Treasury Bond	627	Long	9/21/26	71,164,500	1,243,823
U.S. Ultra 10-Year Treasury Note	311	Long	9/21/26	34,977,781	226,823
U.S. Ultra-Long Treasury Bond	224	Long	9/21/26	26,019,000	450,389
Australian 10-Year Treasury Bond	(109)	Short	9/15/26	(8,287,505)	(112,501)
Euro-Bobl	(261)	Short	9/8/26	(34,408,459)	(163,954)
Euro-Bund	(142)	Short	9/8/26	(20,660,811)	(211,199)
Euro-Schatz	(235)	Short	9/8/26	(28,451,423)	(40,282)
					$1,395,121
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$979,002
		$979,002

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,286,533, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$55,324,254	$216,848,021	$(267,885,742)	$ —	$ —	$4,286,533	$1,059,861	4,286,533

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$90,931,498	$ —	$90,931,498
Commercial Mortgage-Backed Securities	—	104,407,590	—	104,407,590
Corporate Bonds	—	357,630,023	—	357,630,023
High Social Impact Investments	—	970,609	—	970,609
Preferred Stocks	8,197,565	—	—	8,197,565
Sovereign Government Bonds	—	81,642,882	—	81,642,882
Taxable Municipal Obligations	—	10,697,300	—	10,697,300
U.S. Government Agencies and Instrumentalities	—	4,674,567	—	4,674,567
U.S. Government Agency Mortgage-Backed Securities	—	137,031,609	—	137,031,609

Calvert
Green Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$4,286,533	$ —	$ —	$4,286,533
Securities Lending Collateral	11,571,513	—	—	11,571,513
Total Investments	$24,055,611	$787,986,078	$ —	$812,041,689
Forward Foreign Currency Exchange Contracts	$ —	$1,604,660	$ —	$1,604,660
Futures Contracts	2,007,631	—	—	2,007,631
Total	$26,063,242	$789,590,738	$ —	$815,653,980
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(33,778)	$ —	$(33,778)
Futures Contracts	(612,510)	—	—	(612,510)
Total	$(612,510)	$(33,778)	$ —	$(646,288)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.